COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Years ending June 30,	Minimum lease payments

2019	$2,283
2020	1,058
2021	520
2022	520
2023 and onwards	520

Total minimum lease payments	$4,901